OPERATING LEASE COMMITMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Leases [Abstract]
Operating leases, rent expenses, net	$ 20.1	$ 19.4	$ 17.8